Derivatives and Fair Value Measurements - Fair Values of Swaps in Consolidated Balance Sheets (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	$ 1,444	$ 756
Liability derivatives not designated as hedging instruments	(623)	(3,145)
Net total not designated as hedging instruments	821	(2,389)
Swaps [Member] | Deferred charges and other assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	257	132
Liability derivatives not designated as hedging instruments	(77)	(126)
Net total not designated as hedging instruments	180	6
Swaps [Member] | Prepaids and other current assets [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	1,054
Liability derivatives not designated as hedging instruments	(253)
Net total not designated as hedging instruments	801
Swaps [Member] | Other current liabilities [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	126	391
Liability derivatives not designated as hedging instruments	(282)	(2,467)
Net total not designated as hedging instruments	(156)	(2,076)
Swaps [Member] | Other deferred credits [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives not designated as hedging instruments	7	233
Liability derivatives not designated as hedging instruments	(11)	(552)
Net total not designated as hedging instruments	$ (4)	$ (319)